iShares
®
U.S. Regional Banks ETF
Schedule of Investments
(unaudited)
June 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Diversified Banks  —  40 .6%
Comerica, Inc. ............................ 159,857 $ 9,535,470
Fifth Third Bancorp ........................ 697,083 28,671,024
First Citizens BancShares, Inc. , Class A
(a)
......... 13,299 26,019,095
KeyCorp ................................ 1,199,837 20,901,161
PNC Financial Services Group, Inc. (The) ......... 473,245 88,222,333
U.S. Bancorp ............................ 1,863,981 84,345,140
257,694,223
a
Regional Banks  —  59 .1%
Bank OZK .............................. 128,519 6,048,104
BOK Financial Corp. ........................ 27,302 2,665,494
Citizens Financial Group, Inc. ................. 527,510 23,606,072
Commerce Bancshares, Inc. .................. 147,700 9,182,509
Cullen/Frost Bankers, Inc. .................... 78,203 10,052,214
East West Bancorp, Inc. ..................... 167,657 16,930,004
First Financial Bankshares, Inc. ................ 156,611 5,634,864
First Horizon Corp. ......................... 617,021 13,080,845
FNB Corp. .............................. 437,684 6,381,433
Glacier Bancorp, Inc. ....................... 144,003 6,203,649
Home BancShares, Inc. ..................... 223,390 6,357,679
Huntington Bancshares, Inc. .................. 1,695,700 28,419,932
M&T Bank Corp. .......................... 192,037 37,253,258
Pinnacle Financial Partners, Inc. ................ 93,514 10,324,881
Popular, Inc. ............................. 83,340 9,184,901
Prosperity Bancshares, Inc. ................... 115,907 8,141,308
Regions Financial Corp. ..................... 1,093,499 25,719,096
SouthState Corp. .......................... 119,757 11,021,237
Synovus Financial Corp. ..................... 169,102 8,751,028
TFS Financial Corp. ........................ 64,774 838,823
Security Shares Value
a
Regional Banks (continued)
Truist Financial Corp. ....................... 1,566,696 $ 67,352,261
UMB Financial Corp. ....................... 86,810 9,128,940
United Bankshares, Inc. ..................... 172,712 6,291,898
Valley National Bancorp ..................... 578,927 5,169,818
Webster Financial Corp. ..................... 204,641 11,173,399
Western Alliance Bancorp .................... 132,597 10,339,914
Wintrust Financial Corp. ..................... 81,417 10,094,080
Zions Bancorp NA ......................... 179,512 9,323,853
374,671,494
a
Total Long-Term Investments — 99.7%
(Cost: $ 699,617,124 ) ................................ 632,365,717
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.47%
(b) (c) (d)
............................ 215,482 215,568
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(b) (c)
............................. 829,458 829,458
a
Total Short-Term Securities — 0.2%
(Cost: $ 1,045,026 ) .................................. 1,045,026
Total Investments — 99.9%
(Cost: $ 700,662,150 ) ................................ 633,410,743
Other Assets Less Liabilities — 0 .1% ..................... 773,285
Net Assets — 100.0% ................................. $ 634,184,028
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
  Shares Held
at 06/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 5,246,795  $ —  $ (5,031,078)
(a)
$ (149) $ —  $ 215,568  215,482  $ 2,110
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 1,058,655  —  (229,197)
(a)
—  —  829,458  829,458  8,595  —
$ (149) $ —
$ 1,045,026
$ 10,705  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
U.S. Regional Banks ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 11 09/19/25 $ 1,791 $ 83,708
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 632,365,717  $ —  $ —  $ 632,365,717
Short-Term Securities
Money Market Funds ...................................... 1,045,026  —  —  1,045,026
$ 633,410,743  $ —  $ —  $ 633,410,743
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 83,708  $ —  $ —  $ 83,708
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.